Mortgage Servicing Rights, Net (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Mortgage Servicing Rights
The following summarizes the activity of MSRs (in thousands):

	For the year ended December 31,
	2020	2019
Balance, beginning of period	$731,353	$368,117
Additions	1,896,638	1,126,965
Amortization	(252,421)	(80,280)
Loans paid in full	(301,113)	(36,937)
Sales	(298,009)	(625,953)
Impairment	(19,584)	(20,559)

Balance, end of period	$1,756,864	$731,353

Schedule of Analysis of Change in Fair Value
The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows at December 31, 2020 and 2019, respectively, (in thousands):

	December 31,	December 31,
	2020	2019
Discount rate:
+ 10% adverse change – effect on value	$(56,889)	$(25,580)
+ 20% adverse change – effect on value	$(110,040)	$(49,396)
Prepayment speeds:
+ 10% adverse change – effect on value	$(87,752)	$(34,208)
+ 20% adverse change – effect on value	$(169,230)	$(65,744)
Cost of servicing:
+ 10% adverse change – effect on value	$(21,643)	$(8,879)
+ 20% adverse change – effect on value	$(43,285)	$(17,759)

Schedule of Expected Amortization of MSRs Recorded
The following table summarizes the Company’s estimated future MSR amortization expense (in thousands) based upon the existing MSR asset. These estimates are based on existing asset balances, the current interest rate environment, and prepayment speeds as of December 31, 2020. The actual amortization expense the Company recognizes in any given period may be significantly different depending upon retention or sale activities, changes in interest rates, prepayment speeds, market conditions, or circumstances that indicate the carrying amount of an asset may not be recoverable.

Year ending December 31,	Amounts
2021	$293,647
2022	249,591
2023	211,575
2024	179,066
2025	151,176
Thereafter	691,393

Total	$1,776,448

Mortgage Servicing Rights
Summary of Key Assumptions Used in Determining the Fair Value
The key unobservable inputs used in determining the fair value of the Company’s MSRs were as follows at December 31, 2020 and 2019, respectively:

	December 31,	December 31,
	2020	2019
Discount rates	9.0% - 14.5%	9.0% - 14.5%
Annual prepayment speeds	8.8% - 42.2%	8.2% - 30.8%
Cost of servicing	$75 - $126	$90 - $138